Cash, Cash Equivalents, Restricted Cash and Borrowings - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate Description	All of the above bank facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard & Poor’s. The spread above LIBOR can range from 0.18% to 1.63%.	All of the above bank facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard and Poor’s. The spread above LIBOR can range from 0.18% to 1.63%.
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,250	$ 12,250
Letters of Credit Outstanding, Amount	$ 221	$ 220
Minimum
Line of Credit Facility [Line Items]
Spread above LIBOR	0.18%
Maximum
Line of Credit Facility [Line Items]
Spread above LIBOR	1.63%
Disney Cruise Line
Line of Credit Facility [Line Items]
Loan to Cost Ratio	80.00%	80.00%
21CF
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 35,700
21CF | Pending Completion of Acquisition
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 35,700
Spread above LIBOR	0.75%
Letter of Credit
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 500	500
Existing Line of Credit 3
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	6,000
Line of Credit Facility, Maximum Borrowing Capacity	6,000	6,000
Credit Facility available beginning April 2021 | Disney Cruise Line
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000	$ 1,000
Debt Instrument, Interest Rate, Stated Percentage	3.48%	3.48%
Credit Facility available beginning May 2022 | Disney Cruise Line
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,100
Debt Instrument, Interest Rate, Stated Percentage	3.72%
Credit Facility available beginning April 2023 | Disney Cruise Line
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,100	$ 1,100
Debt Instrument, Interest Rate, Stated Percentage	3.74%	3.74%